Securities borrowed, lent and subject to repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2021
Securities borrowed, lent and subject to repurchase agreements
end of	2021	2020
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	65,017	53,910
Deposits paid for securities borrowed	38,889	38,366
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	103,906	92,276
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	19,591	19,736
Deposits received for securities lent	15,683	17,258
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	35,274	36,994

Bank
Securities borrowed, lent and subject to repurchase agreements
end of	2021	2020
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	65,017	53,910
Deposits paid for securities borrowed	38,889	38,366
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	103,906	92,276
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	19,685	19,829
Deposits received for securities lent	15,683	17,258
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	35,368	37,087